Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information

Note 17 – Segment information

The Company operates as one operating segment, which primarily focuses on platform subscription fees, platform services, managed activations, and professional services. The Company’s chief executive officer is the chief operating decision-maker (“CODM”), manages and allocates resources to the operations of the Company on an entity-wide basis based on the U.S. and International (Singapore, Malaysia, Vietnam and India).

Disaggregated information of revenues by services is as follows:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Platform subscription fee	$2,626,572	$4,408,157	$3,167,832
Platform services	3,310,716	6,233,241	5,244,360
Managed activations and professional services	101,254	178,967	313,624
Total revenues	$6,038,542	$10,820,365	$8,725,816

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
U.S.	$5,000,611	$10,422,293	$8,446,459
Singapore	1,037,931	398,072	279,357
Total revenues	$6,038,542	$10,820,365	$8,725,816

In addition, the key measure of segment profitability that the CODM uses to allocate resources and assess performance is net loss, as reported on the statements of operations. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Revenue	$6,038,542	$10,820,365	$8,725,816
Media costs	(2,893,685)	(5,743,003)	(5,050,107)
Data costs	(902,596)	(1,362,001)	(1,382,524)
Infrastructure costs	(1,289,912)	(1,232,942)	(1,742,950)
Salary and benefits costs	(4,421,961)	(4,914,926)	(5,094,148)
Amortization of capitalized software development costs	(794,047)	(744,993)	(592,458)
Professional fees	(3,240,293)	(557,640)	(1,109,175)
Other cost of revenue	(9,096)	(42,691)	(8,594)
Other platform operations expenses	(494,564)	(478,369)	(428,218)
Other sales and marketing expenses	(283,815)	(451,798)	(576,152)
Other technology and development expenses	(380,528)	(401,746)	(356,180)
Other general and administrative expenses	(718,495)	(398,424)	(343,605)
Other segment (expenses) income	(2,051,108)	(317,220)	26,762
Provision for income taxes	(103,616)	(58,223)	(33,239)
Net loss	$(11,545,174)	$(5,883,611)	$(7,964,772)